Asset Retirement Obligaion (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year	$ 174	$ 158
Additional liabilities accrued	1	1
Revisions in estimated cash outflows	(3)	5
Disposition of assets	(1)	(1)
Accretion expense	12	11
Asset retirement obligation - Balance at end of year	$ 183	$ 174